LEASES (Narrative) (Details) $ in Thousands	6 Months Ended
Jun. 30, 2026 USD ($)
Leases [Abstract]
Operating lease liability	$ 16,476
Impairment of leasehold improvements, and other fixed assets	10,758
Operating lease right-of-use assets	10,678
Remaining lease liability	$ 18,233